NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ 21,194	$ (301,085)	$ (295,868)
Deficit accumulated during the exploration stage	44,166,349	44,187,543
Exploration Stage Accumulated Deficit		44,187,583
Working capital deficiency	$ 784,873	$ 806,964